Note 1 - Nature of Business and Basis of Presentation (Tables)	3 Months Ended
Dec. 31, 2017
Notes Tables
Cash, Cash Equivalents, and Restricted Cash [Table Text Block]
	December 31, 2017	September 30, 2017

Cash and cash equivalents	$732,355	$1,627
Restricted cash	365,480	-
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$1,097,835	$1,627